Annual Operating Expenses - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2025
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.82%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Operating Expenses:
Management fee	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[2]
Total annual operating expenses	1.13%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Operating Expenses:
Management fee	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.04%	[2]
Total annual operating expenses	1.88%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Operating Expenses:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.04%	[2]
Total annual operating expenses	1.37%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[2]
Total annual operating expenses	0.72%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.23%, 0.24%, 0.18%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.